Credit risk concentrations	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Credit risk concentrations
Credit risk concentrations

Concentrations of credit risk in the lending and off-balance sheet credit-related arrangements portfolios arise when a number of customers are engaged in similar business activities, are in the same geographic region, or when they have similar economic features that would cause their ability to meet contractual obligations to be affected similarly by changes in economic conditions. The Bank regularly monitors various segments of its credit risk portfolio to assess potential concentrations of risks and to obtain collateral when deemed necessary. In the Bank's commercial portfolio, risk concentrations are evaluated primarily by industry and by geographic region of loan origination. In the consumer portfolio, concentrations are evaluated primarily by products. Credit exposures include loans, guarantees and acceptances, letters of credit and commitments for undrawn lines of credit. Unconditionally cancellable credit cards and overdraft lines of credit are excluded from the tables below.

The following tables summarise the credit exposure of the Bank by business sector and by geographic region. The on-balance sheet exposure amounts disclosed are net of specific allowances and the off-balance sheet exposure amounts disclosed are gross of collateral held. During 2016, Management revised the method for determining the geographic location of cash and cash equivalents from the location of the branch to the location of the head office holding custody.

	31 December 2016			31 December 2015
Business sector	Loans	Off-balance sheet	Total credit exposure	Loans	Off-balance sheet	Total credit exposure
Banks and financial services	321,680	393,148	714,828	243,776	320,934	564,710
Commercial and merchandising	266,976	139,264	406,240	230,376	107,545	337,921
Governments	112,857	709	113,566	223,699	102,782	326,481
Individuals	2,299,852	108,810	2,408,662	2,532,209	95,956	2,628,165
Primary industry and manufacturing	34,304	2,095	36,399	36,299	978	37,277
Real estate	418,946	12,467	431,413	632,548	15,891	648,439
Hospitality industry	142,707	4,353	147,060	125,471	14,854	140,325
Transport and communication	5,665	—	5,665	5,974	—	5,974
Sub-total	3,602,987	660,846	4,263,833	4,030,352	658,940	4,689,292
General allowance	(32,509)	—	(32,509)	(30,197)	—	(30,197)
Total	3,570,478	660,846	4,231,324	4,000,155	658,940	4,659,095

	31 December 2016				31 December 2015
Geographic region	Cash due from banks, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure	Cash due from banks, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure
Australia	14,242	—	—	14,242	14,187	—	—	14,187
Barbados	—	7,500	—	7,500	—	11,250	—	11,250
Belgium	1,722	—	—	1,722	3,352	—	—	3,352
Bermuda	23,505	2,105,195	322,554	2,451,254	22,009	2,269,635	371,687	2,663,331
Canada	514,861	—	—	514,861	365,037	—	—	365,037
Cayman	40,356	706,994	231,211	978,561	19,086	713,468	207,139	939,693
Guernsey	1	337,037	107,081	444,119	1	434,531	53,750	488,282
Japan	20,963	—	—	20,963	23,424	—	—	23,424
New Zealand	785	—	—	785	999	—	—	999
Norway	42,477	—	—	42,477	289	—	—	289
Saint Lucia	—	65,117	—	65,117	—	65,285	—	65,285
Sweden	1,550	—	—	1,550	3,659	—	—	3,659
Switzerland	5,833	—	—	5,833	3,905	—	—	3,905
The Bahamas	2,822	23,860	—	26,682	3,196	28,736	—	31,932
United Kingdom	1,224,263	357,284	—	1,581,547	1,078,088	507,447	26,364	1,611,899
United States	876,642	—	—	876,642	1,161,106	—	—	1,161,106
Other	197	—	—	197	34	—	—	34
Sub-total	2,770,219	3,602,987	660,846	7,034,052	2,698,372	4,030,352	658,940	7,387,664
General allowance	—	(32,509)	—	(32,509)	—	(30,197)	—	(30,197)
Total	2,770,219	3,570,478	660,846	7,001,543	2,698,372	4,000,155	658,940	7,357,467